Transactions With Related Parties - Additional Information (Detail) - USD ($)			12 Months Ended
	Jan. 25, 2016	May 26, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 12, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties, current, total			$ 7,930,642	$ 14,209,624
Revenue from related parties				$ 1,973,643		$ 7,592,784
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel			440
Management fee, per day, per vessel, under bareboat charter			$ 125
Vessel brokerage commission percentage			1.25%	1.25%		1.25%
Crew management fee, per month, per vessel			$ 2,500
Sales and purchase broker commission fee, percentage			1.00%
Due to related parties, current, total			$ 7,930,642	$ 14,209,624
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			500
The Manager [Member] | Commission Fees Incurred And Capitalized To The Cost Of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			1,598,858	525,978		$ 421,639
The Manager [Member] | Voyage Expenses Related Party [Member] | Brokerage Commission Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			2,037,917		$ 1,912,505	1,772,240
The Manager [Member] | Management Fees Related Party [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			7,027,195	7,205,490		7,346,180
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			137,000	125,500		172,000
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Amounts Paid in Connection to Charter Agreements for the Vessels Operating Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			0	675,408		2,969,843
The Manager [Member] | Vessels Operating Expenses Related Party [Member] | Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			377,500
The Manager [Member] | Net Gain on Sale of Vessels [Member] | Commission Expense Related to the Sale and Leaseback of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			184,000	119,900		13,711
The Manager [Member] | General and Administrative Expense [Member] | Reimbursed Compensation [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			1,210,036	1,127,307		1,114,130
The Manager [Member] | General and Administrative Expense [Member] | Office Space Rent [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			84,686	82,192		72,907
The Manager [Member] | Impairment Loss [Member] | Commission Expense Related to the Sale and Leaseback of Vessels [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			212,650
Emihar Petroleum Inc [Member]
Related Party Transaction [Line Items]
Revenue from related parties			0	1,973,643		7,592,784
Brave [Member] | Vessel Construction Fee Per Vessel [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 490,000	$ 390,000
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			$ 1,790,789	$ 535,864		$ 854,022